CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable, allowance for doubtful accounts	$ 0	$ 0
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	351,823,578	279,214,103
Ordinary shares, shares outstanding	332,029,752	270,918,702
Treasury Stock, shares	4,643,150	4,643,150